Related Parties - Key management personnel compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short-term employee benefits	R$ 63,130	R$ 60,845	R$ 39,628
Restricted stock units	58,603	51,231	48,852
Key management personnel compensation	R$ 121,733	R$ 112,076	R$ 88,480